Equity-settled share-based payments - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2004
Disclosure of terms and conditions of share-based payment arrangement [line items]
Term of options granted		10 years
Share-based compensation expense		$ 6,406	$ 4,316	$ 4,734
Stock Options, 2004 Stock Incentive Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum term of options						10 years
Extended term on options	10 years
Restricted Stock and Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		3 years
Vesting rate (as a percent)		33.00%
Maximum stock authorized (shares)		5,379,164
Stock already granted (shares)		3,809,322
Stock vested in future periods (shares)		1,396,221
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense		$ 6,600	$ 4,400		$ 4,700